Morgan Stanley Institutional Fund, Inc.

US Core Portfolio

Summary Prospectus  |  April 30, 2018

Share Class and Ticker Symbols
Class I	Class A	Class C	Class IS
MUOIX	MUOAX	MUOCX	MUOSX

Before you invest, you may want to review the Fund’s statutory prospectus (“Prospectus”), which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and the most recent annual and semiannual reports to shareholders, online at www.morganstanley.com/im. You can also get this information at no cost by calling toll-free 1-866-414-6349 or by sending an e-mail request to orders@mysummaryprospectus.com. The Fund’s Prospectus and SAI, both dated April 30, 2018 (as may be supplemented from time to time), are incorporated by reference into this Summary Prospectus.

Investment Objective

The US Core Portfolio (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share (“NAV”) of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A, Class L and Class C shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled “Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares”) as of the date of the transaction as well as Class A, Class B, Class L and Class C shares of any other Morgan Stanley Multi-Class Fund (as defined in the section of the Prospectus entitled “Shareholder Information—Exchange Privilege”) and including shares of Morgan Stanley Money Market Funds (as defined in the section of the Prospectus entitled “Shareholder Information—Exchange Privilege”) that you acquired in an exchange from Class A shares of the Fund or Class A shares of another Morgan Stanley Multi-Class Fund already held in

Related Accounts as of the date of the transaction, amounts to $25,000 or more. More information about this combined purchase discount and other discounts is available from your authorized financial intermediary, on page 26 of the Prospectus in the section entitled “Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares” and in Appendix A attached to the Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class I	Class A	Class C	Class IS
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	5.25%	None	None
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	None	None[1]	1.00%[2]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A	Class C	Class IS
Advisory Fee	0.60%	0.60%	0.60%	0.60%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	1.00%	None
Other Expenses	2.18%	2.38%	2.34%	19.36%
Total Annual Fund Operating Expenses[3]	2.78%	3.23%	3.94%	19.96%
Fee Waiver and/or Expense Reimbursement[3]	2.00%	2.08%	2.04%	19.21%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	0.78%	1.15%	1.90%	0.75%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund’s operating

Morgan Stanley Institutional Fund, Inc. Prospectus | Fund Summary

US Core Portfolio (Con’t)

expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class I	$ 80	$ 672	$ 1,291	$ 2,963
Class A	$ 636	$ 1,283	$ 1,953	$ 3,735
Class C	$ 293	$ 1,014	$ 1,853	$ 4,028
Class IS	$ 77	$ 3,639	$ 6,215	$ 9,952

If You HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class I	$ 80	$ 672	$ 1,291	$ 2,963
Class A	$ 636	$ 1,283	$ 1,953	$ 3,735
Class C	$ 193	$ 1,014	$ 1,853	$ 4,028
Class IS	$ 77	$ 3,639	$ 6,215	$ 9,952
1	Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See “Shareholder Information—How to Redeem Fund Shares” for further information about the CDSC waiver categories.
2	The Class C CDSC is only applicable if you sell your shares within one year after purchase. See “Shareholder Information—How to Redeem Fund Shares” for a complete discussion of the CDSC.
3	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I, 1.15% for Class A, 1.90% for Class C and 0.75% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect Fund performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in U.S. companies.

The Adviser utilizes both a top-down and a bottom-up stock selection process, seeking investments in companies with attractive valuations, above-average appreciation potential and competitive dividend yields. In selecting securities for investment, the Adviser typically uses a combination of quantitative models and fundamental research. The Adviser primarily uses a sector-neutral factor model that is broadly grouped into the following four categories: momentum/risk, valuation, quality and growth to help identify market drivers. The Adviser then couples the model’s output with in-depth analysis of individual stocks based on internal and external research.

The Fund seeks to optimize factor tilts (e.g., growth vs. value, large cap vs. small cap) using factor models that the Adviser believes are driving the market, and identifies stocks that will achieve the desired factor tilts using quantitative models.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of issuers located in the United States. This policy may be changed without shareholder approval; however, you would be notified upon 60 days’ notice in writing of any changes. The Fund’s equity investments may include common and preferred stocks and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, exchange-traded funds (“ETFs”), limited partnership interests and other specialty securities having equity features.

The Fund may invest in foreign securities.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

•	Small and Medium Capitalization Companies. Investments in small and medium capitalization companies may involve greater risks than investments in larger, more established companies. The securities issued by small and medium capitalization companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•	Liquidity. The Fund’s investments in restricted and illiquid securities may entail greater risk than investments in other types of securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

•	Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a

Morgan Stanley Institutional Fund, Inc. Prospectus | Fund Summary

US Core Portfolio (Con’t)

decline in the value of that instrument may cause the Fund’s overall value to decline to a greater degree than a diversified portfolio.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance for one year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes, which is shown in the table below, will differ because the Classes have different ongoing fees. The Fund’s returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 548-7786.

Annual Total Returns—Calendar Years

High Quarter	12/31/17	5.77%
Low Quarter	06/30/17	1.91%

Average Annual Total Returns

(for the calendar periods ended December 31, 2017)

	Past One Year	Since Inception
Class I (commenced operations on 5/27/2016)
Return Before Taxes	19.33%	15.51%
Return After Taxes on Distributions[1]	19.20%	15.25%
Return After Taxes on Distributions and Sale of Fund Shares	11.06%	11.90%
Class A (commenced operations on 5/27/2016)
Return Before Taxes	12.54%	11.25%
Class C (commenced operations on 5/27/2016)
Return Before Taxes	16.96%	14.19%
Class IS (commenced operations on 5/27/2016)

	Past One Year	Since Inception
Return Before Taxes	19.37%	15.55%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[2]	21.83%	18.82%[4]
Lipper Large-Cap Core Funds Index (reflects no deduction for taxes)[3]	20.90%	18.50%[4]

(1)	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
(2)

The Standard & Poor’s 500® Index (S&P 500® Index) measures the performance of the large cap segment of the U.S. equities market, covering approximately 80% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. It is not possible to invest directly in an index.

(3)

The Lipper Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Core Funds classification. There are currently 30 funds represented in this Index.

(4)	Since Inception reflects the inception date of the Fund.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund’s other Classes will vary from Class I shares’ returns. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Fund is managed by members of the Applied Equity Advisors Investment team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Andrew Slimmon	Managing Director	Since inception
Phillip Kim	Executive Director	Since inception

Purchase and Sale of Fund Shares

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000 for each of Class A and Class C shares of the Fund. To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Internal Revenue Code of 1986, as amended (the “Code”), and in each case subject to the discretion of the Adviser. The minimum initial investment may be waived for certain investments. For more information, please refer to the section of

Morgan Stanley Institutional Fund, Inc. Prospectus | Fund Summary

US Core Portfolio (Con’t)

the Prospectus entitled “Shareholder Information—Minimum Investment Amounts.”

Shares of the Fund may be purchased or sold on any day the New York Stock Exchange (“NYSE”) is open for business directly from the Fund by mail (c/o DST Asset Manager Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by telephone (1-800-548-7786) or by contacting an authorized third-party, such as a broker-dealer or other financial intermediary that has entered into a selling agreement with the Fund’s “Distributor,” Morgan Stanley Distribution, Inc. (each a “Financial Intermediary”). In addition, you can sell Fund shares at any time by enrolling in a systematic withdrawal plan. If you sell Class A shares or Class C shares, your net sale proceeds are reduced by the amount of any applicable CDSC. For more information, please refer to the sections of the Prospectus entitled “Shareholder Information—How To Purchase Fund Shares” and “—How To Redeem Fund Shares.”

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary (such as a bank), the Adviser and/or the Distributor may pay the Financial Intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s web site for more information.

© 2018 Morgan Stanley.

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